Guarantor and Non-Guarantor Financial Statements	9 Months Ended
Sep. 30, 2012
Guarantor and Non Guarantor Financial Statements [Abstract]
GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

NOTE 17 — GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

Certain of Holdings’ subsidiaries have guaranteed UCI International, Inc.’s obligations under the Senior Notes. Certain of Holdings’ subsidiaries have entered into guarantee and security arrangements in respect of UCI International, Inc.’s indebtedness described in Note 10.

The condensed financial information for the Successor that follows includes condensed financial statements for (a) Holdings, which is the parent of UCI International and a guarantor of the Senior Notes, (b) UCI International, Inc., which is the issuer of the Senior Notes and borrower under the Senior Secured Credit Facilities, (c) certain of the domestic subsidiaries, which guarantee the Senior Notes and borrowings under the Senior Secured Credit Facilities (the “Guarantor Subsidiaries”), (d) the foreign subsidiaries and certain domestic subsidiaries which do not guarantee the Senior Notes and borrowings under the Senior Secured Credit Facilities (the “Non-Guarantor Subsidiaries”), and (e) consolidated Holdings. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions. The allocation of goodwill at September 30, 2012 between the Guarantor Subsidiaries and Non-Guarantor Subsidiaries has been finalized.

The condensed financial information for the Predecessor that follows includes condensed financial statements for (a) UCI International, Inc., which is the issuer of the Senior Notes and borrower under the Senior Secured Credit Facilities, (b) the Guarantor Subsidiaries, (c) the Non-Guarantor Subsidiaries, and (d) consolidated UCI International. Also included are consolidating entries, which principally consist of eliminations of investments in consolidated subsidiaries and intercompany balances and transactions.

Separate financial statements of the Guarantor Subsidiaries are not presented because their guarantees are full and unconditional and joint and several.

Condensed Consolidating Balance Sheet

September 30, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$85,625	$—	$4	$45,016	$25,734	$14,871
Intercompany receivables - current	—	(234,480)	—	190,029	23,282	21,169
Accounts receivable, net	210,240	—	—	—	191,535	18,705
Related party receivable	24,067	—	—	—	24,067	—
Inventories	156,463	—	—	—	131,198	25,265
Deferred tax assets	32,692	—	—	1,241	30,462	989
Other current assets	38,424	—	—	13,276	17,595	7,553

Total current assets	547,511	(234,480)	4	249,562	443,873	88,552
Property, plant and equipment, net	159,923	—	—	—	118,882	41,041
Investment in subsidiaries	—	(1,121,363)	289,870	733,890	97,603	—
Goodwill	308,816	—	—	—	278,571	30,245
Other intangible assets, net	405,581	—	—	—	397,631	7,950
Intercompany receivables non-current	—	13,022	—	(21,563)	8,541	—
Deferred financing costs, net	18,171	—	—	18,171	—	—
Other long-term assets	3,826	—	—	—	3,267	559

Total assets	$1,443,828	$(1,342,821)	$289,874	$980,060	$1,348,368	$168,347

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$129,215	$—	$—	$—	$109,233	$19,982
Short-term borrowings	1,589	—	—	—	—	1,589
Current maturities of long-term debt	3,333	—	—	3,000	333	—
Related party payable	1,133	—	20	—	133	980
Intercompany payables - current	—	(234,480)	—	—	211,564	22,916
Accrued expenses and other current liabilities	115,305	—	—	6,547	99,075	9,683

Total current liabilities	250,575	(234,480)	20	9,547	420,338	55,150
Long-term debt, less current maturities	691,759	—	—	690,754	1,005	—
Pension and other post-retirement liabilities	78,122	—	—	—	77,530	592
Deferred tax liabilities	131,300	—	—	(10,111)	135,959	5,452
Intercompany payables - non-current	—	13,022	—	—	(21,563)	8,541
Other long-term liabilities	2,218	—	—	—	1,209	1,009
Total shareholder’s equity	289,854	(1,121,363)	289,854	289,870	733,890	97,603

Total liabilities and shareholder’s equity	$1,443,828	$(1,342,821)	$289,874	$980,060	$1,348,368	$168,347

Condensed Consolidating Balance Sheet

December 31, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Assets
Current assets
Cash and cash equivalents	$67,697	$—	$—	$16	$55,575	$12,106
Intercompany receivables - current	—	(59,347)	—	—	36,073	23,274
Accounts receivable, net	256,679	—	—	—	238,495	18,184
Related party receivable	10,760	—	—	—	10,760	—
Inventories	152,818	—	—	—	129,623	23,195
Deferred tax assets	37,894	—	—	1,380	36,475	39
Other current assets	15,375	—	—	58	9,346	5,971

Total current assets	541,223	(59,347)	—	1,454	516,347	82,769
Property, plant and equipment, net	153,044	—	—	—	113,328	39,716
Investment in subsidiaries	—	(1,042,250)	265,686	682,964	93,600	—
Goodwill	308,821	—	—	—	277,445	31,376
Other intangible assets, net	423,687	—	—	—	415,196	8,491
Intercompany receivables non-current	—	(8,754)	—	254,756	(246,002)	—
Deferred financing costs, net	20,176	—	—	20,176	—	—
Other long-term assets	1,822	—	—	—	1,060	762

Total assets	$1,448,773	$(1,110,351)	$265,686	$959,350	$1,170,974	$163,114

Liabilities and shareholder’s equity
Current liabilities
Accounts payable	$117,687	$—	$—	$—	$97,616	$20,071
Short-term borrowings	3,169	—	—	—	—	3,169
Current maturities of long-term debt	3,373	—	—	3,000	373	—
Related party payable	1,249	—	—	—	1,150	99
Intercompany payables - current	—	(59,347)	35	426	34,021	24,865
Accrued expenses and other current liabilities	130,980	—	—	14,485	110,543	5,952

Total current liabilities	256,458	(59,347)	35	17,911	243,703	54,156
Long-term debt, less current maturities	693,485	—	—	692,779	706	—
Pension and other post-retirement liabilities	118,040	—	—	—	117,784	256
Deferred tax liabilities	112,714	—	—	(17,026)	124,362	5,378
Intercompany payables - non-current	—	(8,754)	—	—	—	8,754
Other long-term liabilities	2,425	—	—	—	1,455	970
Total shareholder’s equity	265,651	(1,042,250)	265,651	265,686	682,964	93,600

Total liabilities and shareholder’s equity	$1,448,773	$(1,110,351)	$265,686	$959,350	$1,170,974	$163,114

Condensed Consolidating Statement of Comprehensive Income (Loss)

Three Months Ended September 30, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$249,776	$(28,517)	$—	$—	$237,792	$40,501
Cost of sales	190,847	(28,517)	—	—	184,461	34,903

Gross profit	58,929	—	—	—	53,331	5,598
Operating expenses
Selling and warehousing	(16,131)	—	—	—	(14,492)	(1,639)
General and administrative	(13,767)	—	—	(5,781)	(6,989)	(997)
Amortization of acquired intangible assets	(5,572)	—	—	—	(5,347)	(225)
Restructuring costs, net	(697)	—	—	—	(524)	(173)
Antitrust litigation costs	(283)	—	—	—	(283)	—

Operating income (loss)	22,479	—	—	(5,781)	25,696	2,564
Other expense
Interest expense, net	(13,492)	—	—	(13,469)	(14)	(9)
Intercompany interest	—	—	—	5,630	(5,540)	(90)
Miscellaneous, net	(2,009)	—	—	—	(2,016)	7

Income (loss) before income taxes	6,978	—	—	(13,620)	18,126	2,472
Income tax (expense) benefit	(2,179)	—	—	4,374	(5,548)	(1,005)

Net income (loss) before equity in earnings of subsidiaries	4,799	—	—	(9,246)	12,578	1,467
Equity in earnings of subsidiaries	—	(20,311)	4,799	14,045	1,467	—

Net income (loss)	$4,799	$(20,311)	$4,799	$4,799	$14,045	$1,467

Comprehensive income (loss)	$6,342	$(20,311)	$4,799	$4,799	$13,860	$3,195

Condensed Consolidating Statement of Comprehensive Income (Loss)

Three Months Ended September 30, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$254,245	$(29,207)	$—	$—	$240,793	$42,659
Cost of sales	191,044	(29,207)	—	—	184,402	35,849

Gross profit	63,201	—	—	—	56,391	6,810
Operating expenses
Selling and warehousing	(18,199)	—	—	—	(16,170)	(2,029)
General and administrative	(10,543)	—	—	(360)	(7,912)	(2,271)
Amortization of acquired intangible assets	(5,562)	—	—	—	(5,316)	(246)
Merger and acquisition costs	(234)	—	—	(234)	—	—
Restructuring costs, net	(233)	—	—	—	(159)	(74)
Patent litigation costs	(229)	—	—	—	(229)	—
Antitrust litigation costs	(696)	—	—	—	(696)	—

Operating income (loss)	27,505	—	—	(594)	25,909	2,190
Other expense
Interest expense, net	(13,957)	—	—	(14,013)	(18)	74
Intercompany interest	—	—	—	5,568	(5,478)	(90)
Miscellaneous, net	(1,571)	—	—	—	(1,358)	(213)

Income (loss) before income taxes	11,977	—	—	(9,039)	19,055	1,961
Income tax (expense) benefit	(9,977)	—	—	7,695	(17,693)	21

Net income (loss) before equity in earnings of subsidiaries	2,000	—	—	(1,344)	1,362	1,982
Equity in earnings of subsidiaries	—	(7,326)	2,000	3,344	1,982	—

Net income (loss)	$2,000	$(7,326)	$2,000	$2,000	$3,344	$1,982

Comprehensive income (loss)	$(3,631)	$(7,326)	$2,000	$2,000	$3,344	$(3,649)

Condensed Consolidating Statement of Comprehensive Income (Loss)

Nine Months Ended September 30, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$746,008	$(88,257)	$—	$—	$709,965	$124,300
Cost of sales	567,006	(88,257)	—	—	547,002	108,261

Gross profit	179,002	—	—	—	162,963	16,039
Operating expenses
Selling and warehousing	(50,615)	—	—	—	(45,514)	(5,101)
General and administrative	(44,887)	—	(3)	(14,495)	(26,962)	(3,427)
Amortization of acquired intangible assets	(16,626)	—	—	—	(15,937)	(689)
Restructuring costs, net	(4,464)	—	—	—	(1,237)	(3,227)
Antitrust litigation costs	(1,167)	—	—	—	(1,167)	—

Operating income (loss)	61,243	—	(3)	(14,495)	72,146	3,595
Other expense
Interest expense, net	(41,204)	—	—	(41,128)	(44)	(32)
Intercompany interest	—	—	—	16,767	(16,496)	(271)
Miscellaneous, net	(4,889)	—	—	—	(4,895)	6

Income (loss) before income taxes	15,150	—	(3)	(38,856)	50,711	3,298
Income tax (expense) benefit	(7,881)	—	—	13,400	(15,653)	(5,628)

Net income (loss) before equity in earnings of subsidiaries	7,269	—	(3)	(25,456)	35,058	(2,330)
Equity in earnings of subsidiaries	—	(37,670)	7,272	32,728	(2,330)	—

Net income (loss)	$7,269	$(37,670)	$7,269	$7,272	$32,728	$(2,330)

Comprehensive income (loss)	$24,165	$(37,670)	$7,269	$7,272	$48,080	$(786)

Condensed Consolidating Statement of Comprehensive Income (Loss)

Nine Months Ended September 30, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net sales	$672,896	$(75,557)	$—	$—	$636,483	$111,970
Cost of sales	526,476	(75,557)	—	—	506,206	95,827

Gross profit	146,420	—	—	—	130,277	16,143
Operating expenses
Selling and warehousing	(48,503)	—	—	—	(43,435)	(5,068)
General and administrative	(29,346)	—	(30)	(3,684)	(21,998)	(3,634)
Amortization of acquired intangible assets	(14,831)	—	—	—	(14,177)	(654)
Merger and acquisition costs	(11,265)	—	—	(11,265)	—	—
Restructuring costs, net	(1,019)	—	—	—	(793)	(226)
Patent litigation costs	(365)	—	—	—	(365)	—
Antitrust litigation costs	(3,666)	—	—	—	(3,666)	—

Operating income (loss)	37,425	—	(30)	(14,949)	45,843	6,561
Other expense
Interest expense, net	(37,780)	—	—	(37,925)	(41)	186
Intercompany interest	—	—	—	15,158	(14,921)	(237)
Debt commitment fees	(5,945)	—	—	(5,945)	—	—
Miscellaneous, net	(4,070)	—	—	—	(3,857)	(213)

Income (loss) before income taxes	(10,370)	—	(30)	(43,661)	27,024	6,297
Income tax (expense) benefit	(1,919)	—	—	14,973	(16,127)	(765)

Net income (loss) before equity in earnings of subsidiaries	(12,289)	—	(30)	(28,688)	10,897	5,532
Equity in earnings of subsidiaries	—	(9,702)	(12,259)	16,429	5,532	—

Net income (loss)	$(12,289)	$(9,702)	$(12,289)	$(12,259)	$16,429	$5,532

Comprehensive income (loss)	$(15,195)	$(9,702)	$(12,289)	$(12,259)	$16,429	$2,626

Condensed Consolidating Statement of Comprehensive Income (Loss)

January 1, 2011 Through January 25, 2011

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net sales	$78,842	$(9,872)	$—	$75,222	$13,492
Cost of sales	60,296	(9,872)	—	58,257	11,911

Gross profit	18,546	—	—	16,965	1,581
Operating expenses
Selling and warehousing	(5,167)	—	—	(4,575)	(592)
General and administrative	(3,577)	—	—	(3,274)	(303)
Amortization of acquired intangible assets	(405)	—	—	(405)	—
Merger and acquisition costs	(5,170)	—	(5,154)	(16)	—
Stock-based compensation expense	(15,082)	—	—	(15,082)	—
Patent litigation costs	(500)	—	—	(500)	—
Antitrust litigation costs	(813)	—	—	(813)	—

Operating income (loss)	(12,168)	—	(5,154)	(7,700)	686
Other expense
Interest expense, net	(4,663)	—	(2,504)	(2,166)	7
Intercompany interest	—	—	—	30	(30)
Management fee expense	(139)	—	—	(139)	—
Loss on early extinguishment of debt	(24,153)	—	(10,004)	(14,149)	—
Miscellaneous, net	(727)	—	—	(727)	—

Income (loss) before income taxes	(41,850)	—	(17,662)	(24,851)	663
Income tax (expense) benefit	13,952	—	6,822	7,324	(194)

Net income (loss) before equity in earnings of subsidiaries	(27,898)	—	(10,840)	(17,527)	469
Equity in earnings of subsidiaries	—	16,589	(17,058)	469	—

Net income (loss)	$(27,898)	$16,589	$(27,898)	$(17,058)	$469

Comprehensive income (loss)	$(27,155)	$16,589	$(27,898)	$(16,942)	$1,096

Condensed Consolidating Statement of Cash Flows

Nine Months Ended September 30, 2012

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$49,249	$—	$(34)	$(38,950)	$79,624	$8,609

Cash flows from investing activities:
Capital expenditures	(29,867)	—	—	—	(24,100)	(5,767)
Proceeds from sale of property, plant and equipment	1,968	—	—	—	576	1,392

Net cash provided by (used in) investing activities	(27,899)	—	—	—	(23,524)	(4,375)
Cash flows from financing actvities:
Issuances of debt	500	—	—	—	500	—
Debt repayments	(4,115)	—	—	(2,250)	(277)	(1,588)
Equity contribution	38	—	38	—	—	—
Change in intercompany indebtedness	—	—	—	86,200	(86,164)	(36)

Net cash provided by (used in) financing activities	(3,577)	—	38	83,950	(85,941)	(1,624)
Effect of exchange rate changes on cash	155	—	—	—	—	155

Net increase (decrease) in cash and cash equivalents	17,928	—	4	45,000	(29,841)	2,765
Cash and cash equivalents at beginning of period	67,697	—	—	16	55,575	12,106

Cash and cash equivalents at end of period	$85,625	$—	$4	$45,016	$25,734	$14,871

Condensed Consolidating Statement of Cash Flows

Nine Months Ended September 30, 2011

(in thousands)

			Parent
	UCI Holdings		Guarantor	Issuer		Non-
	Limited		UCI Holdings	UCI	Guarantor	Guarantor
	Consolidated	Eliminations	Limited	International	Subsidiaries	Subsidiaries
Net cash provided by (used in) operating activities	$21,424	$—	$—	$(45,932)	$76,300	$(8,944)

Cash flows from investing activities:
Acquisition of UCI International, Inc., net of cash acquired	(185,270)	—	—	(375,000)	180,084	9,646
Investment in subsidiaries	—	320,000	(320,000)	—	—	—
Capital expenditures	(12,091)	—	—	—	(10,092)	(1,999)
Proceeds from sale of property, plant and equipment	180	—	—	—	156	24
Decrease in restricted cash	16,290	—	—	—	16,290	—

Net cash provided by (used in) investing activities	(180,891)	320,000	(320,000)	(375,000)	186,438	7,671
Cash flows from financing actvities:
Issuance of debt	1,563	—	—	—	—	1,563
Debt repayments	(3,144)	—	—	(2,250)	(226)	(668)
Payment of deferred financing costs	(20,194)	—	—	(20,194)	—	—
Payment of debt commitment fees	(5,945)	—	—	(5,945)	—	—
Proceeds from Senior Secured Credit Facilities (net of original issue discount of $1,500)	298,500	—	—	298,500	—	—
Issuance of Senior Notes	400,000	—	—	400,000	—	—
Repayment of 2010 Credit Facility	(423,938)	—	—		(423,938)	—
Redemption of Senior PIK Notes, including call premium and redemption period interest	(360,115)	—	—	(360,115)	—	—
Equity contribution	320,000	(320,000)	320,000	320,000	—	—
Change in intercompany indebtedness	—	—	—	(209,048)	200,596	8,452

Net cash provided by (used in) financing activities	206,727	(320,000)	320,000	420,948	(223,568)	9,347
Effect of exchange rate changes on cash	(203)	—	—	—	—	(203)

Net increase in cash and cash equivalents	47,057	—	—	16	39,170	7,871
Cash and cash equivalents at beginning of period	—	—	—	—	—	—

Cash and cash equivalents at end of period	$47,057	$—	$—	$16	$39,170	$7,871

Condensed Consolidating Statement of Cash Flows

January 1, 2011 through January 25, 2011

(in thousands)

	UCI				Non-
	International		UCI	Guarantor	Guarantor
	Consolidated	Eliminations	International	Subsidiaries	Subsidiaries
Net cash used in operating activities	$(9,341)	$—	$(8,427)	$(865)	$(49)

Cash flows from investing activities:
Capital expenditures	(1,571)	—	—	(1,430)	(141)

Net cash used in investing activities	(1,571)	—	—	(1,430)	(141)
Cash flows from financing actvities:
Debt repayments	(2,633)	—	—	(30)	(2,603)
Payment of deferred financing costs	(920)	—	(920)	—	—
Proceeds from exercise of stock options	1,077	—	1,077	—	—
Excess tax benefits from share-based payments	2,661	—	2,661	—	—
Change in intercompany indebtedness	—	—	5,609	(8,472)	2,863

Net cash provided by (used in) financing activities	185	—	8,427	(8,502)	260
Effect of exchange rate changes on cash	127	—	—	—	127

Net increase (decrease) in cash and cash equivalents	(10,600)	—	—	(10,797)	197
Cash and cash equivalents at beginning of period	200,330	—	17	190,865	9,448

Cash and cash equivalents at end of period	$189,730	$—	$17	$180,068	$9,645